Exhibit 99.1

NISSAN AUTO LEASE TRUST 2016-B

Servicer’s Report

Collection Period Start	1-Nov-18	Distribution Date	17-Dec-18
Collection Period End	30-Nov-18	30/360 Days	30
Beg. of Interest Period	15-Nov-18	Actual/360 Days	32
End of Interest Period	17-Dec-18

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,357,159,875.53	350,733,595.63	301,034,492.78	0.2218121
Total Securities		1,357,159,875.53	350,733,595.63	301,034,492.78	0.2218121
Class A-1 Notes	0.750000%	120,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	1.260000%	375,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	2.586500%	160,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	1.500000%	388,000,000.00	36,573,720.10	0.00	0.0000000
Class A-4 Notes	1.610000%	97,000,000.00	97,000,000.00	83,874,617.25	0.8646868
Certificates	0.000000%	217,159,875.53	217,159,875.53	217,159,875.53	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	36,573,720.10	45,717.15	94.2621652	0.1178277
Class A-4 Notes	13,125,382.75	130,141.67	135.3132242	1.3416667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	49,699,102.85	175,858.82

I. COLLECTIONS

Lease Payments: (Lease SUBI)
Monthly Principal					4,748,366.23
Monthly Interest					1,949,372.04

Total Monthly Payments					6,697,738.27
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					296,882.80
Aggregate Sales Proceeds Advance					20,638,106.59

Total Advances					20,934,989.39
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					44,359,999.73
Excess Wear and Tear and Excess Mileage					481,172.46
Remaining Payoffs					0.00
Net Insurance Proceeds					345,959.27
Residual Value Surplus					1,555,460.87

Total Collections					74,375,319.99

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		18,805,684.95			1,226
Involuntary Repossession		356,296.00			30
Voluntary Repossession		18,110.00			1
Full Termination		16,106,555.00			1,088
Bankruptcty		52,375.00			4
Insurance Payoff			342,640.31		18
Customer Payoff				768,996.33	44
Grounding Dealer Payoff				7,196,759.63	437
Dealer Purchase				1,111,486.12	58

Total		35,339,020.95	342,640.31	9,077,242.08	2,906

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	21,128	416,398,062.64	7.00000%	350,733,595.63
Total Depreciation Received		(6,255,938.32)		(4,857,498.91)
Principal Amount of Gross Losses	(52)	(946,268.64)		(803,266.07)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(1,229)	(22,290,623.60)		(18,472,324.05)
Scheduled Terminations	(1,681)	(30,461,822.19)		(25,566,013.82)

Pool Balance - End of Period	18,166	356,443,409.89		301,034,492.78
Remaining Pool Balance
Lease Payment				25,717,900.59
Residual Value				275,316,592.19

Total				301,034,492.78

III. DISTRIBUTIONS

Total Collections					74,375,319.99
Reserve Amounts Available for Distribution					0.00

Total Available for Distribution					74,375,319.99

NISSAN AUTO LEASE TRUST 2016-B

Servicer’s Report

1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	358,645.17
3. Reimbursement of Sales Proceeds Advance	18,807,345.74
4. Servicing Fee:
Servicing Fee Due	292,278.00
Servicing Fee Paid	292,278.00
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	19,458,268.91
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	45,717.15
Class A-3 Notes Monthly Interest Paid	45,717.15
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	130,141.67
Class A-4 Notes Monthly Interest Paid	130,141.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	175,858.82
Total Note and Certificate Monthly Interest Paid	175,858.82
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	54,741,192.26
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	49,699,102.85
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	49,699,102.85
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	5,042,089.41

IV. RESERVE ACCOUNT

Initial Reserve Account Amount	6,785,799.38
Required Reserve Account Amount	20,357,398.13
Beginning Reserve Account Balance	20,357,398.13
Additional Cash Infusion	0.00
Reinvestment Income for the Period	0.00
Reserve Fund Available for Distribution	20,357,398.13
Reserve Fund Draw Amount	0.00
Deposit of Remaining Available Collections	5,042,089.41
Gross Reserve Account Balance	25,399,487.54
Remaining Available Collections Released to Seller	5,042,089.41
Total Ending Reserve Account Balance	20,357,398.13

NISSAN AUTO LEASE TRUST 2016-B

Servicer’s Report

V. POOL STATISTICS

Weighted Average Remaining Maturity			3.92
Monthly Prepayment Speed			92%
Lifetime Prepayment Speed			79%

		$	units
Recoveries of Defaulted and Casualty Receivables		828,109.44
Securitization Value of Defaulted Receivables and Casualty Receivables		803,266.07	52
Aggregate Defaulted and Casualty Gain (Loss)		24,843.37
Pool Balance at Beginning of Collection Period		350,733,595.63
Net Loss Ratio
Current Collection Period		0.0071%
Preceding Collection Period		-0.0396%
Second Preceding Collection Period		0.0282%
Third Preceding Collection Period		0.0333%
Cumulative Net Losses for all Periods		0.2507%	3,401,920.71

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.99%	3,472,094.39	233
61-90 Days Delinquent	0.27%	929,631.08	64
91-120 Days Delinquent	0.06%	204,815.81	13
More than 120 Days	0.00%	9,516.00	1

Total Delinquent Receivables:	1.31%	4,616,057.28	311

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.33%	0.37%
Preceding Collection Period		0.35%	0.39%
Second Preceding Collection Period		0.43%	0.50%
Third Preceding Collection Period		0.37%	0.44%
60 Day Delinquent Receivables		1,419,630.89
Delinquency Percentage		0.40%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		34,912,239.95	2,314
Securitization Value		34,890,292.03	2,314

Aggregate Residual Value Surplus (Loss)		21,947.92

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		490,627,103.11	33,719
Cumulative Securitization Value		493,504,517.92	33,719

Cumulative Residual Value Surplus (Loss)		(2,877,414.81)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			25,389,968.96
Reimbursement of Outstanding Advance			18,807,345.74
Additional Advances for current period			20,638,106.59

Ending Balance of Residual Advance			27,220,729.81

Beginning Balance of Payment Advance			881,304.86
Reimbursement of Outstanding Payment Advance			358,645.17
Additional Payment Advances for current period			296,882.80

Ending Balance of Payment Advance			819,542.49

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?			NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?			NO

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?			NO

5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?			NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?			NO